Intangible assets - Narrative (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Intangible assets	SFr 58.3	SFr 64.6	SFr 70.3
Research and development expense	9.6	8.9
Impairment loss recognised in profit or loss, goodwill	0.0	0.0
Goodwill expected to be deductible for tax purposes	0.0
Intangible assets under development
Disclosure of detailed information about intangible assets [line items]
Intangible assets	0.4	0.3
Patents, licenses and other rights
Disclosure of detailed information about intangible assets [line items]
Intangible assets	SFr 47.5	50.9	54.2
Patents, licenses and other rights | Minimum
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	4 years
Patents, licenses and other rights | Maximum
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	20 years
Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets	SFr 9.0	SFr 11.9	SFr 14.4
Useful life measured as period of time, intangible assets other than goodwill	4 years
IT development cost capitalized
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	4 years
Service, license, and investment agreement (SLIA) 2019
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to cash flow projections	9.30%